Label	Element	Value
Prospectus Summary | NYLI VP PineStone International Equity Portfolio
Risk/Return:	oef_RiskReturnAbstract
Risk/Return [Heading]	oef_RiskReturnHeading	NYLIM VP PineStone International Equity Portfolio (formerly, NYLI VP PineStone International Equity Portfolio)
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Portfolio seeks capital appreciation.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Portfolio Operating Expenses
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	12.00%
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

PineStone Asset Management Inc., the Portfolio’s subadvisor (the “Subadvisor”), seeks to achieve the Portfolio’s investment objective by investing in a portfolio of international equities. The Portfolio may invest in issuers with market capitalizations of any size, though it generally expects to focus on issuers with market capitalization in excess of $5 billion.

Under normal circumstances, the Portfolio invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities. The Portfolio will normally invest in equity securities of foreign companies operating in at least three countries other than the United States, including emerging market countries. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third-party such as Bloomberg, Factset or ICE Data Services Inc.

In addition, the Portfolio considers countries represented in the MSCI Emerging Markets Index to be emerging market countries. From time to time, the Portfolio may focus its investments in certain countries or geographic areas, including Europe. Equity or equity-related securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stock, preferred stock, convertible securities and depositary receipts.

The Portfolio may from time to time emphasize one or more sectors in selecting its investments, including the consumer non-cyclical and industrials sectors. In addition, the Portfolio may enter into forward currency contracts to hedge the currency exposure associated with some or all of the Portfolio’s securities, to shift investment exposure from one currency to another, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, or to adjust an underweight country exposure in its portfolio. The Portfolio may also invest in securities issued by other investment companies.

Investment Process:

In pursuing the Portfolio’s investment objective, the Subadvisor employs a bottom-up stock selection approach which results in a portfolio generally ranging from 25 to 45 companies. A bottom-up stock selection approach focuses on the analysis of individual stocks (microeconomic factors) as opposed to the significance of economic cycles and market cycles (macroeconomic factors).

The Subadvisor looks for companies that have growth potential that are believed to be trading at attractive valuations. In doing so, the Subadvisor focuses on companies believed by the portfolio management team to have the following characteristics, among others:

• Competitive advantage in an industry with high barriers to entry;

• Attractive industry with pricing power, organic growth and limited cyclicality;

• Strong management teams with sound corporate governance;

• History of stable profit margins;

• Solid balance sheet with low leverage; and

• Attractive valuation with a stock price below intrinsic value.

In evaluating whether to sell a security, the Subadvisor considers, among other factors, whether in its view the company no longer continues to meet the standards described above and/or the Subadvisor believes there are more attractive opportunities available for investment by the Portfolio.

Strategy Portfolio Concentration [Text]	oef_StrategyPortfolioConcentration	PineStone Asset Management Inc., the Portfolio’s subadvisor (the “Subadvisor”), seeks to achieve the Portfolio’s investment objective by investing in a portfolio of international equities. The Portfolio may invest in issuers with market capitalizations of any size, though it generally expects to focus on issuers with market capitalization in excess of $5 billion.
Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns compare with those of a broad measure of market performance over time. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. The Portfolio has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Past performance is not necessarily an indication of how the Portfolio will perform in the future. The Portfolio’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC.

Effective August 28, 2023, the Portfolio replaced its subadvisor, changed its investment objective and modified its principal investment strategies. The past performance in the bar chart and table prior to that date reflects the Portfolio's prior subadvisor, investment objective and principal investment strategies.

Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Annual Returns, Initial Class Shares(by calendar year 2016-2025)
Bar Chart Does Not Reflect Sales Loads [Text]	oef_BarChartDoesNotReflectSalesLoads	Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock

Best Quarter
2020, Q2	19.53%
Worst Quarter
2020, Q1	-19.78%

Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2025)
Prospectus Summary | NYLI VP PineStone International Equity Portfolio | Principal Risks
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock
Principal Risks

You can lose money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market in which the Portfolio invests or other investments. The Portfolio may receive large purchase or redemption orders which may have adverse effects on performance if the Portfolio were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Portfolio are summarized below. The relative significance of each principal risk summarized below may change over time.

Prospectus Summary | NYLI VP PineStone International Equity Portfolio | Risk Lose Money [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	You can lose money by investing in the Portfolio.
Prospectus Summary | NYLI VP PineStone International Equity Portfolio | Risk Not Insured Depository Institution [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Prospectus Summary | NYLI VP PineStone International Equity Portfolio | Market Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Market Risk: Changes in markets may cause the value of investments to fluctuate, which could cause the Portfolio to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress as a result of various market, economic, social and geopolitical factors (including responses to government actions or interventions), such as the imposition (or the threatened imposition) of tariffs for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of shares. Certain securities may be difficult to value under such conditions, and such conditions may add significantly to the risk of volatility in the net asset value of the Portfolio's shares and adversely affect the Portfolio and its investments.

Prospectus Summary | NYLI VP PineStone International Equity Portfolio | Portfolio Management Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results or expected returns.
Prospectus Summary | NYLI VP PineStone International Equity Portfolio | Equity Securities Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the ability to anticipate such changes that can adversely affect the value of portfolio holdings.

Prospectus Summary | NYLI VP PineStone International Equity Portfolio | Market Capitalization Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Market Capitalization Risk: Investments in securities issued by small-, mid-, or large-cap companies will be subject to the risks associated with securities issued by companies of the applicable market capitalization. Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments. Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments. There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Prospectus Summary | NYLI VP PineStone International Equity Portfolio | Issuer Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Issuer Risk: An issuer in which the Portfolio invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Portfolio’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions or factors.

Prospectus Summary | NYLI VP PineStone International Equity Portfolio | Foreign Securities Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Foreign Securities Risk: An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third party such as Bloomberg (or another similar third party). The issuer’s “country of risk” is determined based on a number of criteria, which may change from time to time and currently include, but are not limited to, its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency.

Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments (such as government expropriation, excessive taxation, political or social instability, trade restrictions (including tariffs) or economic sanctions) that may affect the value of investments in foreign securities. There can also be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign securities may also subject the Portfolio's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself. Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio’s investments in such securities less liquid or more difficult to value. Such sanctions may also cause a decline in the value of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country. In addition, as a result of economic sanctions and other similar governmental actions or developments, the Portfolio may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices. The Portfolio may seek to hedge against its exposure to changes in the value of foreign currency, but there is no guarantee that such hedging techniques will be successful in reducing any related foreign currency valuation risk. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Prospectus Summary | NYLI VP PineStone International Equity Portfolio | Emerging Markets Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets are elevated under adverse market conditions and include: (i) smaller trading volumes for such securities and limited access to investments in the event of market closures (including due to local holidays), which result in a lack of liquidity and in greater price volatility; (ii) less government regulation, which could lead to market manipulation, and less extensive, transparent and frequent accounting, auditing, recordkeeping, financial reporting, corporate governance and other requirements, which limit the quality and availability of financial information; (iii) the absence of developed legal systems, including structures governing private or foreign investment or allowing for judicial redress (such as limits on rights and remedies available) for investment losses and injury to private property; (iv) loss resulting from problems in share registration and custody; (v) sensitivity to adverse political or social events affecting the region where an emerging market is located; (vi) particular sensitivity to economic and political disruptions, including adverse effects stemming from actual or threatened wars, military conflicts, sanctions, trade restrictions, recessions, depressions or other economic crises, or reliance on international or other forms of aid, including trade, taxation and development policies; and (vii) the nationalization of foreign deposits or assets.

Prospectus Summary | NYLI VP PineStone International Equity Portfolio | Convertible Securities Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Convertible Securities Risk: Convertible securities are typically subordinate to an issuer’s other debt obligations. In part, the total return for a convertible security depends upon the performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. Certain types of convertible securities may decline in value or lose their value entirely in the event that the issuer's financial condition becomes significantly impaired. If an issuer stops making interest and/or principal payments, the Portfolio could lose its entire investment.

Prospectus Summary | NYLI VP PineStone International Equity Portfolio | Depositary Receipts Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Depositary Receipts Risk: Investments in depositary receipts may entail the special risks of investing in foreign securities, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

Prospectus Summary | NYLI VP PineStone International Equity Portfolio | Derivatives Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies may be riskier than investing directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing the Portfolio to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. Derivatives may be difficult to sell, unwind and/or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio.

Forward commitments entail the risk that the instrument may be worth less when it is issued or received than the price the Portfolio agreed to pay when it made the commitment. The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by the Portfolio. Derivatives may also increase the expenses of the Portfolio.

Prospectus Summary | NYLI VP PineStone International Equity Portfolio | Focused Portfolio Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Focused Portfolio Risk: Because the Portfolio typically invests in relatively few holdings, a larger percentage of its assets may be invested in a particular issuer or in fewer companies than is typical of other mutual funds. This may increase volatility of the Portfolio’s NAVs. The Portfolio will be more susceptible to adverse economic, political, regulatory or market developments affecting a single issuer than a portfolio that is invested more broadly.

Prospectus Summary | NYLI VP PineStone International Equity Portfolio | Investments in Other Investment Companies Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Investments in Other Investment Companies Risk: The Portfolio's investment in another investment company may subject the Portfolio indirectly to the risks of that investment company. The Portfolio also will bear its share of the underlying investment company's fees and expenses, which are in addition to the Portfolio's own fees and expenses.

Prospectus Summary | NYLI VP PineStone International Equity Portfolio | Preferred Stock Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Preferred Stock Risk: Preferred stock is subject to many of the risks associated with debt securities, including interest rate risk. Preferred stock may also be subject to greater credit risk or other risks, such as risks related to limited voting rights, liquidity, regulatory changes and special redemption rights. In addition, preferred stocks may not pay dividends, an issuer may suspend payment of dividends on preferred stock at any time, and in certain situations an issuer may call or redeem its preferred stock or convert it to common stock. To the extent that the Portfolio invests a substantial portion of its assets in convertible preferred stocks, declining common stock values may also cause the value of the Portfolio’s investments to decline.

Prospectus Summary | NYLI VP PineStone International Equity Portfolio | Liquidity and Valuation Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Liquidity and Valuation Risk: The Portfolio’s investments may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, the Portfolio may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying shares or receive less than the market value when selling shares. This could affect the proceeds of any redemption or the number of shares an investor receives upon purchase. The Portfolio is subject to the risk that it could not meet redemption requests within the allowable time period without significant dilution of remaining investors' interests in the Portfolio. To meet redemption requests or to raise cash to pursue other investment opportunities, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Portfolio’s performance.

Prospectus Summary | NYLI VP PineStone International Equity Portfolio | Sector Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Sector Risk: To the extent the Portfolio focuses its investments in particular sectors of the economy, the Portfolio’s performance may be more subject to the risks of volatile economic cycles and/or conditions or developments adversely affecting such sectors than if the Portfolio held a broader range of investments. Individual sectors may fluctuate more widely than the broader market.

At times, the Portfolio may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the consumer staples sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Portfolio more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. Generally, the more broadly the Portfolio invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

The Portfolio may also be more susceptible to the particular risks that may affect companies in the consumer staples sector than if it were invested in a wider variety of companies in unrelated sectors. Investments in the consumer staples sector involve risks associated with companies that manufacture products and provide staples services directly to the consumer. Performance of companies in the consumer staples sector may be adversely impacted by fluctuations in supply and demand, changes in the global economy, inflation (or the expectation of inflation), consumer spending, competition, demographics and consumer preferences, and production spending. Companies in the consumer staples sector are also affected by changes in government regulation, global economic, environmental and political events, and economic conditions.

Prospectus Summary | NYLI VP PineStone International Equity Portfolio | Geographic Focus Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Geographic Focus Risk: The Portfolio may be particularly susceptible to risks related to economic, political, social, regulatory or other events or conditions, including acts of war or other conflicts in the region, affecting issuers and countries in Europe. Countries in Europe are often closely connected and interdependent, and events in one European country can have an adverse impact on, and potentially spread to, other European countries. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. In addition, the private and public sectors’ debt problems of a single European Union (the “EU”) country can pose significant economic risks to the EU as a whole. As a result, the Portfolio’s NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Portfolio to underperform other funds that do not focus their investments in this region of the world.

Prospectus Summary | NYLI VP PineStone International Equity Portfolio | Industrials Sector Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Industrials Sector Risk: The Portfolio’s performance may be closely tied to the performance of industrials issuers and, as a result, may be more volatile than the performance of less focused funds. The prices of securities in the industrials sector can be volatile and can be impacted significantly by supply and demand for certain products and services, product obsolescence and product liability claims, government regulation, exchange rates, world events, general economic conditions (such as inflation), technological developments, liabilities for environmental damage, general civil liabilities and other factors. In addition, certain companies in the industrials sector may be cyclical and have occasional sharp price movements resulting from changes in, among other things, the economy, fuel prices, labor agreements and insurance costs.

Prospectus Summary | NYLI VP PineStone International Equity Portfolio | MSCI EAFE® Index
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	MSCI EAFE® Index (Net)1	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	31.22%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.92%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.18%
Prospectus Summary | NYLI VP PineStone International Equity Portfolio | Initial Class
Risk/Return:	oef_RiskReturnAbstract
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.06%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 88
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	274
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	477
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,061
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	19.53%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(19.78%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.29%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.20%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.44%
Annual Return [Percent]	oef_AnnlRtrPct	(4.95%)
Annual Return [Percent]	oef_AnnlRtrPct	32.61%
Annual Return [Percent]	oef_AnnlRtrPct	(11.56%)
Annual Return [Percent]	oef_AnnlRtrPct	24.80%
Annual Return [Percent]	oef_AnnlRtrPct	20.85%
Annual Return [Percent]	oef_AnnlRtrPct	12.24%
Annual Return [Percent]	oef_AnnlRtrPct	(26.45%)
Annual Return [Percent]	oef_AnnlRtrPct	4.27%
Annual Return [Percent]	oef_AnnlRtrPct	4.51%
Annual Return [Percent]	oef_AnnlRtrPct	12.29%
Performance Inception Date	oef_PerfInceptionDate	May 01, 1995
Prospectus Summary | NYLI VP PineStone International Equity Portfolio | Service Class
Risk/Return:	oef_RiskReturnAbstract
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.06%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.11%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 113
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	353
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	612
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,352
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.01%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.05%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.18%
Performance Inception Date	oef_PerfInceptionDate	Jun. 05, 2003

[1]	The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.